BANK AND OTHER BORROWINGS (Tables)	6 Months Ended
Sep. 30, 2025
Bank And Other Borrowings
SCHEDULE OF BANK AND OTHER BORROWINGS

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Bank loans	5,171,987	2,623,655
Other loans	26,600,000	26,600,000

Total	31,771,987	29,223,655

Secured	7,171,987	4,623,655
Unsecured	24,600,000	24,600,000

Total	31,771,987	29,223,655

Carrying amount repayable:
Within one year	27,838,947	26,638,984
In more than one year but not exceeding five years	3,933,040	2,542,107
More than five years	-	42,564

	31,771,987	29,223,655

Amounts due within one year, shown under current liabilities with repayment on demand	31,771,987	29,223,655

SCHEDULE OF DETAILS OF BANK AND OTHER BORROWINGS

Details of the bank and other borrowings are as follows:

	Loan 1	Loan 2	Loan 3	Loan 4
	HK$	HK$	HK$	HK$
Principal	3,088,800	20,000,000	2,000,000	3,610,000
Interest rate p.a	3%	10%	5%	5%
Inception date	18/2/2021	17/7/2017	15/5/2010	9/3/2018
Maturity date	18/1/2030	17/6/2029	On demand	On demand
Repayment terms	Repayable on demand	Repayable on demand (Note 1)	Repayable on demand	Repayable on demand
Security	Government Guarantee and director’s personal guarantee	Not secured	Director’s personal patent right	Not secured

	Loan 5	Loan 6	Loan 7
	HK$	HK$	HK$
Principal	990,000	1,004,400	3,000,000
Interest rate p.a	5%	3%	2.84%-5.73%
Inception date	9/4/2018	9/7/2021	21/5/2025
Maturity date	On demand	9/6/2030	21/5/2028
Repayment terms	Repayable on demand	Repayable on demand	Repayable on demand
Security	Not secured	Government Guarantee and director’s personal guarantee	Directors’ personal guarantee

Note:

1.	The repayment term of loan 2 is 10 years but repayable on demand upon the Company being listing.